SUMMARY OF LEASE COST (Details)	12 Months Ended
	Feb. 28, 2026 USD ($)	Feb. 28, 2026 SGD ($)	Feb. 28, 2025 SGD ($)
Leases
Operating lease expenses	$ 60,254	$ 76,137	$ 40,464